Contract liability (Tables)	12 Months Ended
Dec. 31, 2021
Contract liabilities [abstract]
Disclosure of Expected Revenue Recognition Analysis for Contract Liabilities
The Group expects the contract liability to be recognized as revenue or, in case of consideration payable to a customer, reduction of costs, as follows:

in CHF thousands	Contract liability
Expected revenue recognition in year one after balance sheet date	28,312
Expected revenue recognition in year two after balance sheet date	5,798
Expected revenue recognition in year three after balance sheet date	1,127
Expected revenue recognition in year four after balance sheet date	—
Expected revenue recognition in year five and later after balance sheet date	—
Balance at December 31, 2021	35,237

in CHF thousands	Contract liability
Expected revenue recognition / cost reduction in year one after balance sheet date	42,948
Expected revenue recognition in year two after balance sheet date	2,939
Expected revenue recognition in year three after balance sheet date	—
Expected revenue recognition in year four after balance sheet date	—
Expected revenue recognition in year five and later after balance sheet date	—
Balance at December 31, 2020	45,887

Explanation of Changes in Contract Liabilities
The table below presents the movement on the contract liability:

	Contract liability at January 1,	Additions	Recognized as revenue	Offset of costs	Contract liability at December 31,
in CHF thousands	2021				2021
Amgen	18,983	—	(9,330)	—	9,653
Novartis	19,904	18,584	—	(19,904)	18,584
FOPH	7,000	—	—	—	7,000
Balance at December 31, 2021	45,887	18,584	(9,330)	(19,904)	35,237

	Contract liability at January 1,	Additions	Recognized as revenue	Offset of costs	Contract liability at December 31,
in CHF thousands	2020				2020
Amgen	28,327	—	(9,344)	—	18,983
Novartis	—	20,000	—	(96)	19,904
FOPH	—	7,000	—	—	7,000
Balance at December 31, 2020	28,327	27,000	(9,344)	(96)	45,887

Disclosure of Current and Non-Current Contract Liabilities

in CHF thousands	Current	Non-current	Contract liability
Amgen	9,653	—	9,653
Novartis	11,659	6,925	18,584
FOPH	7,000	—	7,000
Balance at December 31, 2021	28,312	6,925	35,237

in CHF thousands	Current	Non-current	Contract liability
Amgen	16,044	2,939	18,983
Novartis	19,904	—	19,904
FOPH	7,000	—	7,000
Balance at December 31, 2020	42,948	2,939	45,887